Summary of Depreciation Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation expense	¥ 4,345	¥ 2,324	¥ 11,108
Cost of Sales [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation expense	358	534	3,024
Research and Development Expense [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation expense	525	1,202	6,150
Selling and Marketing Expense [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation expense	415	249	622
General and Administrative Expense [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation expense	¥ 3,047	¥ 339	¥ 1,312